Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
CENTURY SHARES TRUST (Prospectus Summary) | CENTURY SHARES TRUST
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	CENTURY SHARES TRUST
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Century Shares Trust (CST) seeks long-term growth of principal and income.
Expense, Heading	rr_ExpenseHeading	Fees And Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 72%
		of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests mainly in the common stocks of U.S. companies. Typically, the
Fund's portfolio is composed of 25 to 35 large and medium-sized companies, but the Fund may invest in any company without regard to market capitalization. The
Fund invests in companies across all sectors of the economy, but may favor companies in particular sectors or industries at different times. The Fund may invest in foreign securities without limit, but such investments are not expected to exceed 20% of the Fund's total assets and typically are limited to the equity securities of companies incorporated outside of the U.S. that are traded on U.S. exchanges and American Depositary Receipts (ADRs). In selecting investments for the Fund's portfolio, the Adviser uses fundamental research to evaluate each company, focusing on the company's revenues and earnings, return on equity, and capital structure. A stock may be sold, among other reasons, if it has reached a price target, the issuer's fundamental outlook has changed, or
		a better investment opportunity is available.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	It is important to understand that you could lose money by investing in the
Fund. The following is a summary of the principal risks of investing in the
Fund:

Stock Market Risk, which is the risk that stock prices will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Movements in the stock markets may adversely affect a stock's price, regardless of how well a company performs.

Sector Risk, which is the risk that companies within the same sector of the economy may decline in value due to issues that affect the entire sector. To the extent that the Fund focuses its investments in a particular sector, there is a risk that economic conditions or other developments that affect companies in that sector will have a significant impact on the Fund's performance.

Investing in Fewer Issuers Risk, which is the risk that stock price movements affecting one or a small number of companies may have a significant impact on the Fund's net asset value because the Fund invests in a limited number of companies.

Security Selection Risk, which is the risk that poor stock selection will cause the Fund to underperform its benchmark or other funds with similar investment objectives.

Growth Securities Risk, which is the risk that the price of a "growth" security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities. The stocks of growth companies can be more sensitive to company earnings and more volatile than the market in general.

Foreign Securities Risk, which is the risk that the value of foreign securities may decline in response to changes in currency exchange rates, unfavorable political developments, and economic and financial instability in a particular country. Foreign securities markets generally have less trading volume and liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Other risks arise from different accounting, financial reporting and legal standards, as well as higher transaction costs.

Active Trading Risk, which is the risk that active trading could raise transaction costs (thus lowering return). In addition, active trading could result in increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

An investment in the Fund is not a bank deposit and is not insured or guaranteed
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	It is important to understand that you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's
Institutional Shares has varied from one calendar year to another over the past
10 years. The table shows how the average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The returns shown in the bar chart and table include reinvestment of all dividends and capital gains distributions and reflect fund expenses.

As with any mutual fund, the Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information is available on the Fund's website at www.centuryfunds.com or by calling toll-free
		800-303-1928.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-303-1928
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.centuryfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with any mutual fund, the Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns for Institutional Shares (for years ended December 31)
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the best return for a calendar quarter was 13.42% (Q2, 2003), and the worst return for a calendar quarter was -21.64% (Q4, 2008).
Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Russell 1000 Growth Index (R1000G) has replaced the S&P 500 Index as the broad based securities market comparative index for the Fund.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The Russell 1000 Growth Index (R1000G) has replaced the S&P 500 Index as the broad based securities market comparative index for the Fund. The R1000G measures the performance of the large-cap growth segment of the U.S. equity universe. The Fund's Adviser believes that the R1000G better reflects the
Fund's sector weightings and other portfolio characteristics.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans
		or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
CENTURY SHARES TRUST (Prospectus Summary) | CENTURY SHARES TRUST | Russell 1000® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
CENTURY SHARES TRUST (Prospectus Summary) | CENTURY SHARES TRUST | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
CENTURY SHARES TRUST (Prospectus Summary) | CENTURY SHARES TRUST | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (for Fund shares held less than 90 days, as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Annual Return 2002	rr_AnnualReturn2002	(12.57%)
Annual Return 2003	rr_AnnualReturn2003	25.03%
Annual Return 2004	rr_AnnualReturn2004	12.51%
Annual Return 2005	rr_AnnualReturn2005	6.34%
Annual Return 2006	rr_AnnualReturn2006	10.02%
Annual Return 2007	rr_AnnualReturn2007	6.67%
Annual Return 2008	rr_AnnualReturn2008	(36.25%)
Annual Return 2009	rr_AnnualReturn2009	27.15%
Annual Return 2010	rr_AnnualReturn2010	14.99%
Annual Return 2011	rr_AnnualReturn2011	0.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.64%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CST Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.70%
CENTURY SHARES TRUST (Prospectus Summary) | CENTURY SHARES TRUST | Institutional Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CST Institutional Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.22%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.19%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.01%
CENTURY SHARES TRUST (Prospectus Summary) | CENTURY SHARES TRUST | Institutional Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CST Institutional Shares Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.02%